VIA EDGAR

Morgan, Lewis & Bockius LLP
2020 K Street, N.W.
Washington, DC 20006

August 18, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust
Registration Statement on Form N-14 (File No. 333-____________)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (the “Registrant”) the Registrant’s registration statement on Form N-14 (the “N-14 Registration Statement”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”).  The N-14 Registration Statement relates to the reorganization of Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, each a series of The Glenmede Fund, Inc., into Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund, each a series of the Registrant, respectively.

Please direct any inquiries regarding this filing to me at (202) 373-6599.

Very truly yours,

/s/ Mana Behbin

Mana Behbin

Enclosures